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                  NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS
                    SUPPLEMENT TO CLASS I-V SHARE PROSPECTUS
                             DATED JANUARY 15, 2004

                                 MARCH 15, 2004

CHANGES IN INVESTOR FEES AND EXPENSES

The "Investor Fees and Expenses" tables are replaced with the following to reflect a reduction in U.S. Small Cap Value and Emerging Countries Funds' operating expenses:

U.S. Small Cap Value Fund (Class I Shares)

ANNUAL FUND OPERATING EXPENSES:                                  CLASS I
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                    0.75%
Distribution fee (12b-1 fee)                                       None
Other Expenses                                                    0.56%
Total annual Fund Operating Expenses                              1.31%
Waiver of Fund expenses                                          (0.01%)
NET EXPENSES                                                      1.30%

Accordingly, the "Example" of Fund expenses for U.S. Small Cap Value Fund for the 1, 3, 5 and 10 year periods are as follows:

    YEAR 1               YEAR 3              YEAR 5              YEAR 10
    $137                 $433                $759                $1,729

EMERGING COUNTRIES FUND (CLASS I-V SHARES)

ANNUAL FUND OPERATING EXPENSES:                    CLASS I   CLASS II    CLASS III    CLASS IV     CLASS V
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                      0.85%      0.85%       0.85%        0.85%       0.85%
Distribution fee (12b-1 fee)                        None       None        None         None         None
Other Expenses                                      0.86%      0.71%       0.61%        0.51%       0.46%
Total annual Fund Operating Expenses                1.71%      1.56%       1.46%        1.36%       1.31%
Waiver of Fund expenses                            (0.06%)    (0.06%)     (0.06%)      (0.06%)     (0.06%)
NET EXPENSES                                        1.65%      1.50%       1.40%        1.30%       1.25%

Accordingly, the "Example" of Fund expenses for Emerging Countries Fund for the 1, 3, 5 and 10 year periods are as follows:

                     YEAR 1      YEAR 3      YEAR 5       YEAR 10
    Class I           $159        $513        $905        $2,067
    Class II          $143        $464        $818        $1,869
    Class III         $132        $431        $760        $1,737
    Class IV          $122        $398        $702        $1,605
    Class V           $117        $381        $673        $1,539

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CHANGE TO FUND FEE AND EXPENSE TABLE FOOTNOTES

The following changes are made to the footnotes to the Fee and Expense tables reflecting expense offset arrangements for the following Funds:

THE FUND REDUCES EXPENSES BY A PORTION OF THE BROKERAGE COMMISSIONS PAID BY IT AND BY OFFSETS TO CUSTODIAL AND OTHER FEES BASED UPON THE AMOUNT OF SECURITIES LENT TO THIRD PARTIES AND CASH MAINTAINED WITH ITS CUSTODIAN. IF THESE EXPENSE REDUCTIONS AND FEE OFFSETS ARE TAKEN INTO ACCOUNT, "TOTAL ANNUAL FUND OPERATING EXPENSES" AND "NET EXPENSES" WOULD BE AS FOLLOWS:

        U.S. SMALL CAP VALUE         TOTAL ANNUAL FUND             NET EXPENSES
                                     OPERATING EXPENSES
Class I                                    1.20%                      1.19%

     EMERGING COUNTRIES              TOTAL ANNUAL FUND             NET EXPENSES
                                     OPERATING EXPENSES
Class I                                    1.57                       1.51
Class II                                   1.42                       1.36
Class III                                  1.32                       1.26
Class IV                                   1.22                       1.16
Class V                                    1.17                       1.11

Accordingly, the "Example" taking into account offset arrangements that each of the Funds will enter into with brokers, custodians and third party service providers are replaced as follows:

U.S. SMALL CAP VALUE FUND                                        YEAR 1     YEAR 3     YEAR 5     YEAR 10
CLASS I                                                          $125       $396       $695       $1,584

EMERGING COUNTRIES FUND                                          YEAR 1     YEAR 3     YEAR 5     YEAR 10
CLASS I                                                          $173       $560       $986       $2,252
CLASS II                                                         $158       $510       $899       $2,054
CLASS III                                                        $147       $477       $841       $1,922
CLASS IV                                                         $137       $444       $783       $1,790
CLASS V                                                          $131       $427       $754       $1,724

CHANGE IN FUND EXPENSE CAPS

The Expense Limitation Agreement for the U.S. Small Cap Value Fund and Emerging Countries Fund is amended so that the Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses paid by directed brokerage and other offset arrangements) do not exceed the percentages as set forth below, for the following Classes of shares of each Fund through March 31, 2005.

FUND                        CLASS I        CLASS II       CLASS III       CLASS IV     CLASS V
U.S. Small Cap Value        1.30%          N/A            N/A             N/A          N/A
Emerging Countries          1.65%          1.50%          1.40%           1.30%        1.25%